Restructuring charges (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Changes in accrued restructuring balances

The table below reflects the changes in accrued restructuring balances associated with these actions:

	2011 Actions		Previous Actions
	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Total
Accrual at December 31, 2009	$—	$—	$84	$10	$94
Restructuring charges	—	—	33	—	33
Non-cash items (a)	—	—	(33)	—	(33)
Payments	—	—	(62)	(2)	(64)
Remaining accrual at December 31, 2010	—	—	22	8	30

Restructuring charges	107	5	—	—	112
Non-cash items (a)	(11)	(5)	—	—	(16)
Payments	—	—	(9)	(1)	(10)
Remaining accrual at December 31, 2011	$96	$—	$13	$7	$116

(a) Reflects charges for stock-based compensation, postretirement benefit plan settlement, curtailment, special termination benefits and accelerated depreciation.

Restructuring charges recognized by segment	Restructuring charges recognized by segment from the actions described above are as follows:

	2011	2010	2009
Analog	$—	$13	$84
Embedded Processing	—	6	43
Wireless	—	10	62
Other	112	4	23
Total	$112	$33	$212